Goodwill and Other Intangible Assets - Scheduled Amortization Charges for Intangible Assets (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2017	$ 42,254
2018	38,481
2019	34,351
2020	31,103
2021	$ 28,635